Cover Page	12 Months Ended
Dec. 31, 2020 shares
Cover [Abstract]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	TURQUOISE HILL RESOURCES LTD.
Entity Central Index Key	0001158041
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	201,231,446
Entity Interactive Data Current	Yes
Entity Address, State or Province	CA
ICFR Auditor Attestation Flag	true